AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 22, 2006.

SECURITIES ACT FILE NO. 333-135922

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 1

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

BENJAMIN J. HASKIN, ESQ.	SARAH E. COGAN, ESQ.	ROBERT I. FRENKEL, ESQ.

WILLKIE FARR & GALLAGHER LLP	SIMPSON THACHER & BARTLETT LLP	LEGG MASON & CO., LLC
1875 K STREET NW	425 LEXINGTON AVENUE	300 FIRST STAMFORD PLACE
WASHINGTON, DC 20006-1238	NEW YORK, NY 10017-3954	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class I and Class II shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article VIII of Registrant’s Articles of Incorporation, Article V of Registrant’s By-Laws, paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 10 of the Distribution Agreement between Registrant and Legg Mason Investor Services, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1(a) Articles of Incorporation of Registrant (filed as Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A and incorporated by reference herein).

1(b) Articles Supplementary and Articles of Amendment of Registrant (filed as Exhibit a(2) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A and incorporated by reference herein).

1(c) Form of Articles of Amendment of Registrant (filed as Exhibit a(3) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

2 Registrant’s By-Laws (filed as Exhibit b to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A and incorporated by reference herein).

3 Not applicable.

4 Form of Agreement and Plan of Reorganization is included in Part A of the Registration Statement on Form N-14.

5 Not applicable.

6(a) Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(3) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein) with respect to Investors Fund.

6(b) Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(5) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein) with respect to Small Cap Growth Fund.

7(a) Distribution Agreement between Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) dated June 5, 2001 (filed as Exhibit e(1) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A and incorporated by reference herein).

7(b) Amendment to Distribution Agreement between Registrant and Citigroup Global Markets Inc., dated June 1, 2001, as amended on December 1, 2005 (filed as Exhibit e(2) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

7(c) Distribution Agreement between Registrant and Legg Mason Investor Services, LLC, dated December 1, 2005 (filed as Exhibit e(3) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

8 Not applicable.

9 Custodian Services Agreement with State Street Bank & Trust Company dated January 1, 2006 (filed as Exhibit g to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

10(a) Amended Distribution Plan for Registrant (filed as Exhibit m to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

10(b) Form of Multiclass Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 (filed as Exhibit (n) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A and incorporated by reference herein).

11 Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12 Form of Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

13 Not applicable.

14(a) Consent of KPMG LLP is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

14(b) Consent of PricewaterhouseCoopers LLP is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15 Not applicable.

16 Power of Attorney is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a) Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b) Statement of Additional Information of Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio dated May 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c) Annual Report of Legg Mason Partners Variable Investors Portfolio for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(d) Annual Report of Legg Mason Partners Variable Investors Portfolio for the year ended December 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e) Annual Report of Legg Mason Partners Variable Small Cap Growth Portfolio for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f) Annual Report of Legg Mason Partners Variable Small Cap Growth Portfolio for the year ended December 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(g) Prospectus and Statement of Additional Information of Legg Mason Partners Variable Large Cap Value Portfolio dated February 28, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(h) Annual Report of Legg Mason Partners Variable Large Cap Value Portfolio for the year ended October 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(i) Semi-Annual Report of Legg Mason Partners Variable Large Cap Value Portfolio for the six months ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(j) Prospectus and Statement of Additional Information of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(k) Annual Report of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(l) Annual Report of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio for the year ended December 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(m) Code of Ethics of Registrant and Manager (Code of Ethics of Citigroup Asset Management – North America and Certain Registered Investment Companies) (filed as Exhibit p(1) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(n) Code of Ethics of Legg Mason Investor Services, LLC (filed as Exhibit p(2) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(o) Transfer Agency and Services Agreement with PFPC Inc. dated January 1, 2006 (filed as Exhibit h(1) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(p) License Agreement between Registrant and Citigroup Inc., dated December 1, 2005 (filed as Exhibit h(2) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(q) Form of Participation Agreement (filed as Exhibit 9(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A and incorporated by reference herein).

17(r) License Agreement between Registrant and Legg Mason Properties, Inc. dated April 6, 2006 (filed as Exhibit h(4) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(s) Share Purchase Agreement (filed as Exhibit 13(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A and incorporated by reference herein).

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 22nd day of August, 2006.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
on behalf of Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, Chief Executive Officer and
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken	Chairman, Chief Executive Officer,	August 22, 2006
R. Jay Gerken	President and Director (Principal
Executive Officer)

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer	August 22, 2006
Frances M. Guggino	(Principal Financial Officer)

/s/ Carol L. Colman*	Director	August 22, 2006
Carol L. Colman

/s/ Daniel P. Cronin*	Director	August 22, 2006
Daniel P. Cronin

/s/ Leslie H. Gelb*	Director	August 22, 2006
Leslie H. Gelb

/s/ William R. Hutchinson*	Director	August 22, 2006
William R. Hutchinson

/s/ Riordan Roett*	Director	August 22, 2006
Riordan Roett

/s/ Jeswald W. Salacuse*	Director	August 22, 2006
Jeswald W. Salacuse

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact